Contingencies	6 Months Ended
Jul. 31, 2019
Disclosure of contingent liabilities [abstract]
Contingencies
20	Contingencies
A legal claim from a shareholder relating back to the Naked merger has been in progress for some time with the claim challenged by Naked.